Note 47 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2017
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Table of Impairment or Reversal of Impairment on financial assets not measured at fair value through profir or loss
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Millions of euros)
	Notes	2017	2016	2015
Available-for-sale financial assets	12.4	1,127	202	24
Debt securities		(4)	157	1
Equity instruments		1,131	46	23
Loans and receivables		3,677	3,597	4,248
Of which: Recovery of written-off assets	7.3.5	(558)	(541)	(490)
Held to maturity investments		(1)	1	-
Total		4,803	3,801	4,272